Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$353	$487
Bank deposits	9,433	10,961
	9,786	11,448
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$20,110	$14,061
Negotiable certificates of deposit	1,700	2,600
Time deposits	2,451	2,308
Repurchase agreements collateralized by bonds	3	—
Government stimulus vouchers	—	3
	24,264	18,972
	$34,050	$30,420

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit, time deposits and repurchase agreements collateralized by bonds as of balance sheet dates were as follows:

	December 31
	2019	2020
Bank deposits	0.00%-0.74%	0.00%-0.40%
Commercial paper	0.47%-0.54%	0.14%-0.26%
Negotiable certificates of deposit	0.58%-0.60%	0.24%-0.30%
Time deposits	0.09%-4.40%	0.10%-3.60%
Repurchase agreements collateralized by bonds	1.90%	—